Other Equity Instruments - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 EUR (€)	Apr. 05, 2022 EUR (€)	Sep. 15, 2021 USD ($)
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Notional amount		€ 950
Debt Instrument, Percentage of Principal Amount Redeemed		90.00%
Debt instrument redeemed amount		€ 429
Debt instrument redemption gain before tax		43
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Notional amount		€ 500
Borrowing maturity		2029
Borrowings, interest rate		5.207%
Coupon rate		5.625%
Borrowings, interest rate basis		5 year mid swap plus a margin of 5.207%
EUR 500 million [member] | Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Notional amount		€ 500
Borrowing maturity		2029
Borrowings, interest rate		5.207%
Coupon rate	[1]	5.625%
Borrowings, interest rate basis		5 year mid swap plus a margin of 5.207%.
floating rate perpetual capital securities [Member]
Disclosure of other equity instruments [line items]
Borrowing maturity		no
Borrowings, interest rate				4.00%
Debt instrument redeemed amount | $				$ 250
Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Notional amount			€ 950
Debt instrument redeemed amount			€ 429
Debt instrument redemption price percentage			90.00%
Debt instrument redemption gain before tax		€ 43

[1]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.